TIAA-CREF Funds	Supplement

TIAA-CREF U.S. Equity Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses dated March 1, 2023

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses of the TIAA-CREF Large-Cap Value Fund and TIAA-CREF Mid-Cap Growth Fund dated March 1, 2023, as amended and restated March 21, 2023

SUPPLEMENT NO. 2
dated January 22, 2024 to the Statutory Prospectus dated March 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change to the TIAA-CREF Growth & Income Fund’s investment objective, effective March 1, 2024. Therefore, effective as of March 1, 2024, the following language hereby replaces in its entirety the language in the Fund’s “Investment objective” section in both the Summary Prospectus and Statutory Prospectus:

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

The Board has also approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Growth & Income Fund	Nuveen Core Equity Fund
TIAA-CREF Large-Cap Growth Fund	Nuveen Large Cap Growth Fund
TIAA-CREF Large-Cap Value Fund	Nuveen Large Cap Value Fund
TIAA-CREF Mid-Cap Growth Fund	Nuveen Mid Cap Growth Fund
TIAA-CREF Mid-Cap Value Fund	Nuveen Mid Cap Value Fund
TIAA-CREF Quant Small-Cap Equity Fund	Nuveen Quant Small Cap Equity Fund
TIAA-CREF Quant Small/Mid-Cap Equity Fund	Nuveen Quant Small/Mid Cap Equity Fund
TIAA-CREF Social Choice Low Carbon Equity Fund	Nuveen Social Choice Low Carbon Equity Fund
1

Effective May 1, 2024, the following language is hereby inserted as a new last sentence of the first paragraph of the TIAA-CREF Growth & Income Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Effective May 1, 2024, the following language hereby replaces in its entirety the last sentence of the second paragraph of the section entitled “Additional information about investment strategies and risks of the Funds–Additional information about the Funds” in the Statutory Prospectus:

Shareholders will receive at least 60 days’ prior written notice before changes are made to this 80% policy.

Other than as noted above for the TIAA-CREF Growth & Income Fund, which change is not expected to alter the Fund’s investment process, there will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these investment objective and name changes.

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A
2

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

•  $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

•  $250 for accounts opened through fee-based programs.

•  No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.
$1 million for all accounts except:

•  $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.
$100,000 for all accounts except:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•  No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the Funds will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

3

Shareholders with an account that holds Retail Class shares of a Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

A41581 (1/24)

4

TIAA-CREF Funds	Supplement

TIAA-CREF Equity Index Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses and Statutory Prospectus dated March 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Equity Index Fund	Nuveen Equity Index Fund
TIAA-CREF Large-Cap Growth Index Fund	Nuveen Large Cap Growth Index Fund
TIAA-CREF Large-Cap Value Index Fund	Nuveen Large Cap Value Index Fund
TIAA-CREF S&P 500 Index Fund	Nuveen S&P 500 Index Fund
TIAA-CREF Small-Cap Blend Index Fund	Nuveen Small Cap Blend Index Fund
TIAA-CREF Emerging Markets Equity Index Fund	Nuveen Emerging Markets Equity Index Fund
TIAA-CREF International Equity Index Fund	Nuveen International Equity Index Fund

There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A
1

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

•  $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

•  $250 for accounts opened through fee-based programs.

•  No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

•  $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

•  $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•  No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the Funds will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

2

Shareholders with an account that holds Retail Class shares of a Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

3

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A41582 (1/24)

TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses dated March 1, 2023

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses of the TIAA-CREF Emerging Markets Equity Fund and TIAA-CREF Quant International Small-Cap Equity Fund dated March 1, 2023, as amended and restated March 21, 2023

SUPPLEMENT NO. 2
dated January 22, 2024 to the Summary Prospectuses of the TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund dated March 1, 2023

SUPPLEMENT NO. 3
dated January 22, 2024 to the Statutory Prospectus dated March 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Emerging Markets Equity Fund	Nuveen Emerging Markets Equity Fund
TIAA-CREF International Equity Fund	Nuveen International Equity Fund
TIAA-CREF International Opportunities Fund	Nuveen International Opportunities Fund
TIAA-CREF Quant International Small-Cap Equity Fund	Nuveen Quant International Small Cap Equity Fund
TIAA-CREF Emerging Markets Debt Fund	Nuveen Emerging Markets Debt Fund
TIAA-CREF International Bond Fund	Nuveen International Bond Fund

There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.

1

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

• $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

• $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

2

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities Fund, and TIAA-CREF Quant International Small-Cap Equity Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.00%	4.17%	3.50%
$50,000 but less than $100,000	3.75	3.90	3.25
$100,000 but less than $250,000	3.25	3.36	2.75
$250,000 but less than $500,000	2.25	2.30	2.00
$500,000 but less than $1,000,000	1.75	1.78	1.50
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

3

Shareholders with an account that holds Retail Class shares of a Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

A41583 (1/24)

4

TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses dated August 1, 2023

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectus of the TIAA-CREF High-Yield Fund dated August 1, 2023, as amended and restated December 29, 2023

SUPPLEMENT NO. 2
dated January 22, 2024 to the Statutory Prospectus dated August 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Bond Index Fund	Nuveen Bond Index Fund
TIAA-CREF Core Bond Fund	Nuveen Core Bond Fund
TIAA-CREF Core Impact Bond Fund	Nuveen Core Impact Bond Fund
TIAA-CREF Core Plus Bond Fund	Nuveen Core Plus Bond Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund	Nuveen 5-15 Year Laddered Tax-Exempt Bond Fund
TIAA-CREF Green Bond Fund	Nuveen Green Bond Fund
TIAA-CREF High-Yield Fund	Nuveen High Yield Fund
TIAA-CREF Inflation-Linked Bond Fund	Nuveen Inflation Linked Bond Fund
TIAA-CREF Short Duration Impact Bond Fund	Nuveen Short Duration Impact Bond Fund
TIAA-CREF Short-Term Bond Fund	Nuveen Short Term Bond Fund
TIAA-CREF Short-Term Bond Index Fund	Nuveen Short Term Bond Index Fund
TIAA-CREF Money Market Fund	Nuveen Money Market Fund
TIAA-CREF Real Estate Securities Fund	Nuveen Real Estate Securities Select Fund

There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes for each Fund other than the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

• $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

• $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes for the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, although financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment	$2,500

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

• $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares of each Fund other than the TIAA-CREF Money Market Fund, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF Green Bond Fund and TIAA-CREF Inflation-Linked Bond Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	3.75%	3.90%	3.25%
$50,000 but less than $100,000	3.50	3.63	3.00
$100,000 but less than $250,000	3.00	3.09	2.50
$250,000 but less than $500,000	2.00	2.04	1.75
$500,000 but less than $1,000,000	1.50	1.52	1.25
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 and over*	—	—	1.00

* You can purchase $250,000 or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF High-Yield Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund and TIAA-CREF Short-Term Bond Index Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	2.50%	2.56%	2.00%
$50,000 but less than $100,000	2.00	2.04	1.60
$100,000 but less than $250,000	1.50	1.52	1.20
$250,000 but less than $500,000	1.25	1.27	1.00
$500,000 and over*	—	—	0.70

* You can purchase $500,000 or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 0.70% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 0.70% if you redeem any of your shares within 12 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF Real Estate Securities Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

Shareholders with an account that holds Retail Class shares of a Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

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A41586 (1/24)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 4
dated January 22, 2024 to the Statement of Additional Information (“SAI”) dated March 1, 2023 and August 1, 2023, as supplemented through January 2, 2024

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the SAI are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Emerging Markets Equity Fund	Nuveen Emerging Markets Equity Fund
TIAA-CREF Emerging Markets Equity Index Fund	Nuveen Emerging Markets Equity Index Fund
TIAA-CREF Equity Index Fund	Nuveen Equity Index Fund
TIAA-CREF Growth & Income Fund	Nuveen Core Equity Fund
TIAA-CREF International Equity Fund	Nuveen International Equity Fund
TIAA-CREF International Equity Index Fund	Nuveen International Equity Index Fund
TIAA-CREF International Opportunities Fund	Nuveen International Opportunities Fund
TIAA-CREF Large-Cap Growth Fund	Nuveen Large Cap Growth Fund
TIAA-CREF Large-Cap Growth Index Fund	Nuveen Large Cap Growth Index Fund
TIAA-CREF Large-Cap Value Fund	Nuveen Large Cap Value Fund
TIAA-CREF Large-Cap Value Index Fund	Nuveen Large Cap Value Index Fund
TIAA-CREF Mid-Cap Growth Fund	Nuveen Mid Cap Growth Fund
TIAA-CREF Mid-Cap Value Fund	Nuveen Mid Cap Value Fund
TIAA-CREF Quant International Small-Cap Equity Fund	Nuveen Quant International Small Cap Equity Fund
TIAA-CREF Quant Small-Cap Equity Fund	Nuveen Quant Small Cap Equity Fund
TIAA-CREF Quant Small/Mid-Cap Equity Fund	Nuveen Quant Small/Mid Cap Equity Fund
TIAA-CREF Small-Cap Blend Index Fund	Nuveen Small Cap Blend Index Fund
TIAA-CREF Social Choice Equity Fund	Nuveen Large Cap Responsible Equity Fund
TIAA-CREF Social Choice International Equity Fund	Nuveen International Responsible Equity Fund
TIAA-CREF Social Choice Low Carbon Equity Fund	Nuveen Social Choice Low Carbon Equity Fund
TIAA-CREF S&P 500 Index Fund	Nuveen S&P 500 Index Fund
TIAA-CREF Bond Index Fund	Nuveen Bond Index Fund
TIAA-CREF Core Bond Fund	Nuveen Core Bond Fund
TIAA-CREF Core Impact Bond Fund	Nuveen Core Impact Bond Fund
TIAA-CREF Core Plus Bond Fund	Nuveen Core Plus Bond Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund	Nuveen 5-15 Year Laddered Tax-Exempt Bond Fund
TIAA-CREF Green Bond Fund	Nuveen Green Bond Fund
TIAA-CREF High-Yield Fund	Nuveen High Yield Fund
TIAA-CREF Inflation-Linked Bond Fund	Nuveen Inflation Linked Bond Fund
TIAA-CREF Short Duration Impact Bond Fund	Nuveen Short Duration Impact Bond Fund
TIAA-CREF Short-Term Bond Fund	Nuveen Short Term Bond Fund
TIAA-CREF Short-Term Bond Index Fund	Nuveen Short Term Bond Index Fund
TIAA-CREF Emerging Markets Debt Fund	Nuveen Emerging Markets Debt Fund
TIAA-CREF International Bond Fund	Nuveen International Bond Fund
TIAA-CREF Money Market Fund	Nuveen Money Market Fund
TIAA-CREF Real Estate Securities Fund	Nuveen Real Estate Securities Select Fund

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024.

Therefore, as of May 6, 2024, all references to the following share classes in the SAI are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A

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